Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Micro-Lending Licenses	77,760	88,360
Insurance Brokerage License	34,667	34,667
Multi-finance License	19,490	18,653
Collection License	5,116	5,116
Factoring License	265	265
Australian Credit License[1]	-	123,450
Total	137,298	270,511
Less: impairment	-	(265)
Intangible assets	137,298	270,246

1	Australian Credit License was acquired through the Group’s acquisition with Fundo (Note 3).